Taxation - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 805,117	$ 423,563
Value added tax payable	202,395	548,276
Other surtaxes payable	45,737	14,356
Total tax payable	$ 1,053,249	$ 986,195